Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,088.71
Total Fee Amount	5,088.71
Total Transaction Valuation	36,848,000
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A